Contract Assets	12 Months Ended
Mar. 31, 2026
Contract Assets [Abstract]
Contract Assets

4. Contract Assets

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s consolidated balance sheets as “Contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms, until certain conditions are met or the project is completed. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets that have billing terms with unconditional rights to be billed beyond one year are classified as non-current assets.

Contract assets consisted of the following as of March 31:

	As of March 31,
	2026	2025
	USD	USD
Contract assets:
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	1,337,975	91,264
Retainage included in contract assets due to being conditional on something other than solely passage of time	3,336,551	2,262,130
Less: allowance for credit loss	(5,388)	(58,332)
Contract assets, net	4,669,138	2,295,062

Contract assets, current	4,669,138	2,295,062
Contract assets, non-current	-	-

The movement of revenue recognized in excess of amounts paid or payable (excluding retainage) before net of allowance for credit loss is as follows:

	As of March 31,
	2026	2025
	USD	USD
Balance at beginning of the year	91,264	51,731
Increase as a result of total work completed during the period	1,337,975	91,264
Decrease as a result of total amount billed out	(91,264)	(51,731)
Balance at end of the year	1,337,975	91,264

The movement of retainage before net of allowance for credit loss is as follows:

	As of March 31,
	2026	2025
	USD	USD
Balance at beginning of the year	2,262,130	1,853,616
Increase as a result of changes in progress of ongoing projects	1,600,285	418,001
Reclassified to accounts receivable as payment becomes unconditional	(525,864)	(9,487)
Balance at end of the year	3,336,551	2,262,130